Accounts Payable and Accrued Liabilities	12 Months Ended
Sep. 30, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities

13.    Accounts payable and accrued liabilities

	As at September 30,
	2024 $	2023 $
Trade payables and accrued liabilities	7,494,326	6,466,196
Salaries and fringe benefits	4,706,033	5,757,652
Interest payable on credit facility	903,901	221,247
Deferred revenue (Note 7)	474,380	1,104,229
Others	308,629	21,581
	13,887,269	13,570,905